UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number:  _____

This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holding entries

Institutional Manager Filing this Report:

Name:		Sageworth Trust Company
Address:	160 North Pointe Blvd., Suite 200
		Lancaster, PA 17601

13F File Number: 028-13708

This institutional investment manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Scott A. Shuck
Title:  	Chief Financial Officer
Phone:	        (717) 735-8000

Signature, Place and Date of Signing

/s/ Scott A. Shuck		Lancaster, PA		     May 13, 2010
	(Signature)		(City, State)			(Date)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s)).

List of Other Managers Reporting for this Manager:

Form 13F File Number		Name

028-10562				AllianceBernstein LP
028-00096				Capital Guardian Trust Co
028-00268				Cooke & Bieler LP
028-10968				Epoch Investment Partners, Inc
028-13573				Neuberger Berman Group LLC
028-02777				GW Capital, Inc
028-04458				Parametric Portfolio Associates
028-01669				Pinnacle Associates Ltd

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  NONE

FORM 13F Information Table Entry Total: 16

FORM 13F Information Table Value Total: $51,274 (thousands)

List of Other Included Managers:  NONE

Provide of numbered list of the name(s) and Form 13F file number(s) of all institution investment managers with respect to which this report is filed, other than the managers filing this form.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADELPHIA COMMUNICATIONS CL ESC PFD                               0    50000 SH       Sole                    50000
ADELPHIA RECOVERY TR CVV ACC-7 COM              00685R870        0    50000 SH       Sole                    50000
ALLIED IRISH BKS P L C SPON AD COM              019228402       31    14033 SH       Sole                    14033
DEUTSCHE TELEKOM AG SPONSORED  COM              251566105      382    32045 SH       Sole                    32045
ETFS PLATINUM TR SH BEN INT    COM              26922V101      885     5800 SH       Sole                     5800
ISHARES INC MSCI CDA INDEX     COM              464286509     1094    44000 SH       Sole                    44000
ISHARES TR MSCI EAFE IDX       COM              464287465    13065   280909 SH       Sole                   280909
ISHARES TR RUSSELL 2000        COM              464287655     1999    32711 SH       Sole                    32711
ISHARES TR S&P 500 INDEX       COM              464287200     8114    78430 SH       Sole                    78430
MARKET VECTORS ETF TR COAL ETF COM              57060U837      522    17500 SH       Sole                    17500
SECTOR SPDR TR SBI INT-ENERGY  COM              81369Y506      845    17000 SH       Sole                    17000
SPDR INDEX SHS FDS S&P INTL SM COM              78463X871     1535    64958 SH       Sole                    64958
SPDR S&P 500 ETF TR UNIT SER 1 COM              78462F103     6192    59985 SH       Sole                    59985
VANGUARD INDEX FDS STK MRK ETF COM              922908769     4783    91000 SH       Sole                    91000
VANGUARD TAX-MANAGED EUROPE PA COM              921943858    11217   383626 SH       Sole                   383626
WISDOMTREE TRUST INTL SM CAP D COM              97717W760      611    14976 SH       Sole                    14976